Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	$ (500,217)	$ (1,481,674)
Recoveries	106,006	213,554
Credit loss expense (reversal)	1,448,982	1,235,607
ACL ending balance	10,864,983	9,810,212
ACL beginning balance	9,810,212	9,842,725
Commercial Real Estates [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	0	(126,393)
Recoveries	0	13,718
Credit loss expense (reversal)	(184,322)	1,078,293
ACL ending balance	6,303,378	6,487,700
ACL beginning balance	6,487,700	5,522,082
Residential real estate - 1st lien [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	(13,757)	0
Recoveries	14,367	1,386
Credit loss expense (reversal)	1,032,818	(505,278)
ACL ending balance	3,120,462	2,087,034
ACL beginning balance	2,087,034	2,590,926
Commercial & industrial [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	(393,439)	(1,263,015)
Recoveries	56,006	163,743
Credit loss expense (reversal)	237,007	726,072
ACL ending balance	627,062	727,488
ACL beginning balance	727,488	1,100,688
Purchased Loan [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	7,806	(14,650)
ACL ending balance	30,221	22,415
ACL beginning balance	22,415	37,065
Municipal [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	0	0
Recoveries	0	0
Credit loss expense (reversal)	(12,523)	31,552
ACL ending balance	155,196	167,719
ACL beginning balance	167,719	136,167
Residential real estate - Jr lien [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	0	0
Recoveries	0	15,538
Credit loss expense (reversal)	309,701	(155,306)
ACL ending balance	600,940	291,239
ACL beginning balance	291,239	431,007
Consumer [Member]
Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures
Charge-offs	(93,021)	(92,266)
Recoveries	35,633	19,169
Credit loss expense (reversal)	58,495	74,924
ACL ending balance	27,724	26,617
ACL beginning balance	$ 26,617	$ 24,790